SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 28, 2014
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

	Balance as of Beginning of Period	Charged to Costs and Expenses	Deductions	Other Changes	Balance as of End of Period
Successor—Year ended December 28, 2014
Allowance for doubtful accounts	$766	$29	$(10)	$2	$787
Valuation allowance for deferred tax assets	1,014	—	—	—	1,014

	$1,780	$29	$(10)	$2	$1,801

	Balance as of Beginning of Period	Charged to Costs and Expenses	Deductions	Other Changes	Balance as of End of Period
Successor—Year ended December 29, 2013
Allowance for doubtful accounts	$741	$89	$(62)	$(2)	$766
Valuation allowance for deferred tax assets	1,146	—	—	(132)	1,014

	$1,887	$89	$(62)	$(134)	$1,780

	Balance as of Beginning of Period	Charged to Costs and Expenses	Deductions	Other Changes	Balance as of End of Period
Successor—Period from November 15, 2012 Through December 30, 2012
Allowance for doubtful accounts	$724	$18	$(1)	$—	$741
Valuation allowance for deferred tax assets	1,146	—	—	—	1,146

	$1,870	$18	$(1)	$—	$1,887

	Balance as of Beginning of Period	Charged to Costs and Expenses	Deductions	Other Changes	Balance as of End of Period
Predecessor—Period from January 2, 2012 Through November 14, 2012
Allowance for doubtful accounts	$861	$(93)	$(43)	$(1)	$724
Valuation allowance for deferred tax assets	1,725	—	(579)	—	1,146

	$2,586	$(93)	$(622)	$(1)	$1,870